Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Summary of loss before taxes on income
	December 31,
	2017	2016

Domestic	$2	$-
Foreign (*)	2,964	1,139

	$2,966	$1,139
(*) Relates to Wize Israel.
Summary of deferred income taxes
	December 31,
	2017	2016
Deferred tax assets:
Operating loss carry forward	$1,688	$1,293
Reserves and allowances	8	4
Research and development	8	15

Net deferred tax asset before valuation allowance	1,704	1,312
Valuation allowance	(1,704)	(1,312)

Net deferred tax asset	$-	$-

Summary of income tax expense or benefit
	Year ended December 31,
	2017	2016

Loss before taxes on income, as reported in the statements of comprehensive loss	2,966	1,139

Theoretical tax benefit on this loss	716	285
Expenses not deductible for tax purposes	(51)	(66)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred tax assets were recognized	(665)	(219)

Tax benefit	-	-